Fees Summary	Nov. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 598,140,000
Previously Paid Amount	0
Total Fee Amount	91,576
Total Offset Amount	0
Net Fee	$ 91,576